UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:           DECEMBER 31, 2005
                                               ---------------------------------


Check here if Amendment [  ];    Amendment Number:
                                                   -------------
      This Amendment (Check only one.):   [  ]  is a restatement.
                                          [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      PRAESIDIUM INVESTMENT MANAGEMENT COMPANY, LLC
Address:   747 THIRD AVENUE (35TH FLOOR)
           NEW YORK, NEW YORK  10017


Form 13F File Number:  28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin Oram
Title:   Member
Phone:   (212) 821-1489


Signature                             Place                  Date of Signing:
---------                             -----                  ----------------
/S/ KEVIN ORAM                     NEW YORK, NY              FEBRUARY 7, 2006


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                         0
                                                 ---------------------------

Form 13F Information Table Entry Total:                   33
                                                 ---------------------------

Form 13F Information Table Value Total:               $ 170,313
                                                 ---------------------------
                                                      (thousands)




List of Other Included Managers:

None


                                      Title of                Market   Share/Prn  Share/  Investment    Other
Name of Issuer                          Class     Cusip       Value     Amount     Put    Discretion   Managers    Voting Authority
                                                            (USD in                                              Sole  Shared  None
                                                           thousands)
-----------------------------------------------------------------------------------------------------------------------------------

ALLTEL CORPORATION CMN                  COM      020039103   9,746     154,455     SH      SOLE                154,455      0    0
BEA SYSTEMS INC COMMON STOCK            COM      073325102   5,550     590,403     SH      SOLE                590,403      0    0
BELO CORPORATION SER A CMN CLASS A      COM      080555105   6,373     297,653     SH      SOLE                297,653      0    0
CSX CORP CMN                            COM      126408103   6,273     123,566     SH      SOLE                123,566      0    0
CARRIAGE SERVICES, INC. CMN             COM      143905107   1,847     369,422     SH      SOLE                369,422      0    0
CHAPARRAL STEEL CO. CMN                 COM      159423102   1,872     61,868      SH      SOLE                61,868       0    0
CULP INC CMN                            COM      230215105   3,486     727,753     SH      SOLE                727,753      0    0
DELL INC CMN                            COM      24702R101   6,471     216,045     SH      SOLE                216,045      0    0
DIXIE GROUP INC CMN CLASS A             COM      255519100   6,755     490,182     SH      SOLE                490,182      0    0
DOCUCORP INTERNATIONAL INC CMN          COM      255911109   739       115,935     SH      SOLE                115,935      0    0
DOLLAR THRIFTY AUTOMOTIVE GRP
      COMMON STOCK                      COM      256743105   7,666     212,535     SH      SOLE                212,535      0    0
DUN & BRADSTREET CORP DEL NEW CMN       COM      26483E100   6,428     96,000      SH      SOLE                96,000       0    0
FILENET CORP CMN                        COM      316869106   5,478     211,929     SH      SOLE                211,929      0    0
GRANT PRIDECO INC CMN                   COM      38821G101   5,523     125,175     SH      SOLE                125,175      0    0
HARDINGE INC. COMMON STOCK              COM      412324303   5,315     306,894     SH      SOLE                306,894      0    0
HEARST-ARGYLE TEL INC CMN               COM      422317107   7,769     325,724     SH      SOLE                325,724      0    0
HOME DEPOT INC CMN                      COM      437076102   5,546     137,000     SH      SOLE                137,000      0    0
HUMMINGBIRD INC CMN                     COM      44544R101   7,432     341,231     SH      SOLE                341,231      0    0
INFORMATICA CORP CMN                    COM      45666Q102   5,393     449,420     SH      SOLE                449,420      0    0
INTL GAME TECHNOLOGY CMN                COM      459902102   5,941     193,000     SH      SOLE                193,000      0    0
JOURNAL REGISTER CO CMN                 COM      481138105   7,528     503,521     SH      SOLE                503,521      0    0
KRONOS WORLDWIDE INC CMN                COM      50105F105   1,293     44,588      SH      SOLE                44,588       0    0
MEADOW VALLEY CORP CMN                  COM      583185103   5,059     436,899     SH      SOLE                436,899      0    0
MIDAS INC CMN                           COM      595626102   10,494    571,577     SH      SOLE                571,577      0    0
OMNOVA SOLUTIONS INC CMN                COM      682129101   4,122     858,849     SH      SOLE                858,849      0    0
PACKAGING CORP OF AMERICA
      COMMON STOCK                      COM      695156109   6,040     263,200     SH      SOLE                263,200      0    0
QUANTUM CORPORATION DLT &
      STORAGE SYSTEMS GROUP             COM      747906204   5,352     1,754,627   SH      SOLE                1,754,627    0    0
SUPREME INDUSTRIES INC CMN CLASS A      COM      868607102   1,728     223,270     SH      SOLE                223,270      0    0
SYMANTEC CORP CMN                       COM      871503108   9,104     520,238     SH      SOLE                520,238      0    0
TRINITY INDUSTRIES INC (DEL) CMN        COM      896522109   4,517     102,490     SH      SOLE                102,490      0    0
TYLER TECHNOLOGIES INC CMN              COM      902252105   2,712     308,841     SH      SOLE                308,841      0    0
VIRCO MFG CORP (DELAWARE) CMN           COM      927651109   293       53,200      SH      SOLE                53,200       0    0
G. WILLI-FOOD INTERNATIONAL LTD         COM      M52523103   468       149,892     SH      SOLE                149,892      0    0
                                                             170,313